Subsequent events (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Feb. 17, 2022	Jan. 11, 2022	Dec. 31, 2021	May 05, 2022	Feb. 08, 2022	Feb. 16, 2021
Disclosure of transactions between related parties [abstract]
Number of shares repurchased (in shares)			210,334
Percentage of ownership interest acquired						50.10%
Backlog scheduled related to project			€ 3,800.0
Percentage of backlog schedule related to project			23.00%
Period of backlog scheduled to be executed			5 years
TechnipFMC [Member]
Disclosure of transactions between related parties [abstract]
Percentage of ownership interest acquired			12.00%
Subsequent Events [Member]
Disclosure of transactions between related parties [abstract]
Dividend payable				€ 79.6
Dividend payable per share (in euros per share)				€ 0.45
Subsequent Events [Member] | TechnipFMC [Member]
Disclosure of transactions between related parties [abstract]
Number of shares repurchased (in shares)		1,800,000
Purchase price per share (in euros per share)		€ 13.15
Subsequent Events [Member] | X1 Wind [Member]
Disclosure of transactions between related parties [abstract]
Percentage of ownership interest acquired					16.30%
Consideration transferred for equity interest acquired					€ 5.0
Subsequent Events [Member] | Hy2gen AG [Member]
Disclosure of transactions between related parties [abstract]
Strategic investment	€ 10.0
Subscription to convertible bonds	€ 40.0